Long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Long-term Debt1 [Abstract]
Disclosure of debt instruments

	2024	2023
	$	$
New revolving credit facility:
Principal amount	400,000	—
Unamortized financing costs	(8,310)	—
	391,690	—
Old revolving credit facility:
Principal amount	—	150,000
Unamortized financing costs	—	(7,365)
	—	142,635
Equipment loans:
Fekola equipment loan facilities (net of unamortized transaction costs)	13,319	13,875
Goose equipment loan facility (net of unamortized transaction costs)	3,588	6,776
	16,907	20,651

Lease liabilities	29,286	28,839

Total debt	437,883	192,125
Current portion	(16,419)	(16,256)
Long-term debt	421,464	175,869

Disclosure of changes in debt balances
The following is a continuity schedule of the Company's debt balances:

	New revolving credit facility	Old revolving credit facility	Equipment loans	Lease Liabilities	Total
	$	$	$	$	$

Balance at December 31, 2022	—	—	23,974	33,254	57,228
Revolving credit facility draw downs	—	150,000	—	—	150,000
Lease liabilities incurred	—	—	—	5,457	5,457
Lease liabilities terminated	—	—	—	(6,341)	(6,341)
Debt acquired as part of Sabina acquisition (Note 9)	—	—	9,431	1,055	10,486
Debt repayments	—	—	(13,301)	(6,224)	(19,525)
Foreign exchange losses	—	—	410	330	740
Reclass deferred financing costs from other assets	—	(8,311)	—	—	(8,311)
Non-cash interest and financing expense	—	946	137	1,308	2,391
Balance at December 31, 2023	—	142,635	20,651	28,839	192,125
Draw downs	—	450,000	7,779	—	457,779
Debt repayments	—	(200,000)	(11,042)	(6,531)	(217,573)
Transfer outstanding balance to new revolving credit facility	400,000	(400,000)	—	—	—
Lease liabilities incurred	—	—	—	8,343	8,343
Lease liabilities terminated	—	—	—	(461)	(461)
Foreign exchange gains	—	—	(618)	(2,291)	(2,909)
Deferred financing costs incurred	(8,310)	—	—	—	(8,310)
Deferred financing costs written off	—	3,766	—	—	3,766
Non-cash interest and financing expense	—	3,599	137	1,387	5,123
Balance at December 31, 2024	391,690	—	16,907	29,286	437,883

Current portion	—	—	(10,023)	(6,396)	(16,419)
	391,690	—	6,884	22,890	421,464

Disclosure of maturity analysis of operating lease payments
The expected timing of undiscounted lease payments at December 31, 2024 for leases accounted for under IFRS 16 is as follows:

$

Less than one year	6,548
One to five years	16,257
More than five years	11,816
34,621

Disclosure of long-term debt maturities
The following table summarizes the Company’s scheduled debt repayments on its outstanding debt as at December 31, 2024:

	2025	2026	2027	2028	2029	Total
	$	$	$	$	$	$

New revolving credit facility
Principal	—	—	—	400,000	—	400,000
Interest & commitment fees (estimated)	27,959	27,053	27,053	25,997	—	108,062

Fekola equipment loan facilities:
Principal	7,162	1,554	1,554	1,554	1,549	13,373
Interest (estimated)	608	373	277	181	84	1,523

Goose equipment loan facility:
Principal	2,917	672	—	—	—	3,589
Interest (estimated)	95	35	—	—	—	130

Lease liabilities
Principal	6,548	5,453	3,771	2,388	2,378	20,538
	45,289	35,140	32,655	430,120	4,011	547,215